Offerings - Offering: 1	May 22, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $1.00 per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit | $ / shares	50.05
Maximum Aggregate Offering Price	$ 25,025,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,455.95
Offering Note

(1)
TrustCo Bank Corp NY, a New York Corporation (the "Registrant") is filing this Registration Statement on Form S-8 (this "Registration Statement") to register the issuance of an additional 500,000 shares of common stock, par value $1.00 per share (the "Shares"), of the Registrant, which are issuable pursuant to the TrustCo Bank Corp NY Amended and Restated 2019 Equity Incentive Plan (as amended to date, the "Plan").

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional Shares of the Registrant that become issuable under the Plan by reason of any stock split, stock dividend or other similar transaction effected without receipt of consideration that increases the number of outstanding Shares of the Registrant.

The Proposed Maximum Offering Price Per Unit and Maximum Aggregate Offering Price presented herein are estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act. The price per share and aggregate offering price are based upon the average of the high and low prices of the Shares as of a date (May 21, 2026) within five business days prior to the filing of this Registration Statement, as reported on the NASDAQ Global Select Market.